Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Supplement dated December 11, 2025
to the Prospectus dated February 28, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide Bailard Cognitive Value Fund and Nationwide Bailard Technology & Science Fund

1.	Effective January 1, 2026, the Prospectus is amended as follows:

a.	The table under the heading “Fees and Expenses” on page 2 of the Prospectus is hereby deleted and replaced with the following:
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees(1)	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.43%	0.18%	0.18%	0.43%
Total Annual Fund Operating Expenses	1.28%	0.78%	0.78%	1.03%
Fee Waiver/Expense Reimbursement(2)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.23%	0.73%	0.73%	0.98%
(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of January 1, 2026.
(2)
Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.73% until at least February 28, 2027. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

b.	The table under the heading “Example” on page 2 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$693	$953	$1,232	$2,027
Class M Shares	75	244	428	961
Class R6 Shares	75	244	428	961
Institutional Service Class Shares	100	323	564	1,255

c.	The table under the heading “Fees and Expenses” on page 6 of the Prospectus is hereby deleted and replaced with the following:
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees(1)	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.20%	0.13%	0.13%	0.26%
Total Annual Fund Operating Expenses	1.05%	0.73%	0.73%	0.86%
Fee Waiver/Expense Reimbursement(2)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.00%	0.68%	0.68%	0.81%
(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of January 1, 2026.
(2)
Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.68% until at least February 28, 2027. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

d.	The table under the heading “Example” on page 6 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$671	$885	$1,116	$1,780
Class M Shares	69	228	401	902
Class R6 Shares	69	228	401	902
Institutional Service Class Shares	83	269	472	1,056
2.	Effective February 28, 2026, the Prospectus is amended as follows:

a.	The Nationwide Bailard Cognitive Value Fund is renamed the “Nationwide Bailard Small Cap Value Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.
b.	The Nationwide Bailard Technology & Science Fund is renamed the “Nationwide Bailard Technology Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.
c.	The information in the first paragraph under the heading “Principal Investment Strategies” on page 3 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund invests its assets primarily in common stocks of small-cap companies, using a value style of investing. It is expected that under normal market conditions, the Fund will invest at least 80% of its net assets in securities of small-capitalization companies. For these purposes, small-capitalization companies are those with market capitalizations that are no higher than the largest company (by market capitalization) included in the Russell 2000® Value Index. Under normal market conditions, the Fund may invest up to 25% of the Fund’s net assets in common stocks of micro-cap companies whose market capitalization, measured at the time of purchase, is $300 million or less. There is no minimum market capitalization limit for the companies in which the Fund may invest. The Fund’s subadviser seeks to add value to the Fund’s portfolio through stock selection while maintaining a risk profile that is appropriate relative to the Russell
2000® Value Index. The subadviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market but which still have good fundamentals.

d.	“Environmental, Social and Governance investing risk” under the heading “Principal Risks” beginning on page 3 of the Prospectus is deleted in its entirety and replaced with the following:
ESG integration risk-– the Fund’s subadviser may employ an investment process that may integrate ESG factors with traditional financial factors. The relevance and weightings of specific ESG factors to or within the investment process varies across asset classes, sectors and strategies and no one factor or consideration is determinative. When integrating ESG factors into the investment process, the subadviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data.

e.	The information in the first paragraph under the heading “Principal Investment Strategies” on page 7 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund will, under normal market conditions, invest its assets primarily in common stocks located in the United States and abroad that the subadviser believes have superior sales and earnings growth potential, but at a reasonable price. It is expected that, under normal market conditions, the Fund will invest at least 80% of its net assets in companies in the technology sectors, including in the semiconductor, semiconductor equipment, hardware, software, information technology services, communications equipment, social media, medical technology, healthcare, financial technology, and interactive media sectors, and may invest in other sectors if determined by the Fund’s subadviser to be in the Fund’s best interests. The Fund may also invest up to 25% of its net assets in U.S. dollar denominated stocks of foreign companies located in both developed and emerging markets.

f.	“Environmental, Social and Governance investing risk” under the heading “Principal Risks” beginning on page 7 of the Prospectus is deleted in its entirety and replaced with the following:
ESG integration risk– — the Fund’s subadviser may employ an investment process that may integrate ESG factors with traditional financial factors. The relevance and weightings of specific ESG factors to or within the investment process varies across asset classes, sectors and strategies and no one factor or consideration is determinative. When integrating ESG factors into the investment process, the subadviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data.

Nationwide Bailard Cognitive Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Cognitive Value Fund
Supplement dated December 11, 2025
to the Prospectus dated February 28, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide Bailard Cognitive Value Fund and Nationwide Bailard Technology & Science Fund

1.	Effective January 1, 2026, the Prospectus is amended as follows:

a.	The table under the heading “Fees and Expenses” on page 2 of the Prospectus is hereby deleted and replaced with the following:
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees(1)	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.43%	0.18%	0.18%	0.43%
Total Annual Fund Operating Expenses	1.28%	0.78%	0.78%	1.03%
Fee Waiver/Expense Reimbursement(2)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.23%	0.73%	0.73%	0.98%
(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of January 1, 2026.
(2)
Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.73% until at least February 28, 2027. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

b.	The table under the heading “Example” on page 2 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$693	$953	$1,232	$2,027
Class M Shares	75	244	428	961
Class R6 Shares	75	244	428	961
Institutional Service Class Shares	100	323	564	1,255

2.	Effective February 28, 2026, the Prospectus is amended as follows:

a.	The Nationwide Bailard Cognitive Value Fund is renamed the “Nationwide Bailard Small Cap Value Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.
c.	The information in the first paragraph under the heading “Principal Investment Strategies” on page 3 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund invests its assets primarily in common stocks of small-cap companies, using a value style of investing. It is expected that under normal market conditions, the Fund will invest at least 80% of its net assets in securities of small-capitalization companies. For these purposes, small-capitalization companies are those with market capitalizations that are no higher than the largest company (by market capitalization) included in the Russell 2000® Value Index. Under normal market conditions, the Fund may invest up to 25% of the Fund’s net assets in common stocks of micro-cap companies whose market capitalization, measured at the time of purchase, is $300 million or less. There is no minimum market capitalization limit for the companies in which the Fund may invest. The Fund’s subadviser seeks to add value to the Fund’s portfolio through stock selection while maintaining a risk profile that is appropriate relative to the Russell
2000® Value Index. The subadviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market but which still have good fundamentals.

d.	“Environmental, Social and Governance investing risk” under the heading “Principal Risks” beginning on page 3 of the Prospectus is deleted in its entirety and replaced with the following:
ESG integration risk-– the Fund’s subadviser may employ an investment process that may integrate ESG factors with traditional financial factors. The relevance and weightings of specific ESG factors to or within the investment process varies across asset classes, sectors and strategies and no one factor or consideration is determinative. When integrating ESG factors into the investment process, the subadviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data.

Nationwide Bailard Technology and Science Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Technology & Science Fund
Supplement dated December 11, 2025
to the Prospectus dated February 28, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide Bailard Cognitive Value Fund and Nationwide Bailard Technology & Science Fund

1.	Effective January 1, 2026, the Prospectus is amended as follows:

c.	The table under the heading “Fees and Expenses” on page 6 of the Prospectus is hereby deleted and replaced with the following:
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees(1)	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.20%	0.13%	0.13%	0.26%
Total Annual Fund Operating Expenses	1.05%	0.73%	0.73%	0.86%
Fee Waiver/Expense Reimbursement(2)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.00%	0.68%	0.68%	0.81%
(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of January 1, 2026.
(2)
Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.68% until at least February 28, 2027. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

d.	The table under the heading “Example” on page 6 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$671	$885	$1,116	$1,780
Class M Shares	69	228	401	902
Class R6 Shares	69	228	401	902
Institutional Service Class Shares	83	269	472	1,056
2.	Effective February 28, 2026, the Prospectus is amended as follows:

b.	The Nationwide Bailard Technology & Science Fund is renamed the “Nationwide Bailard Technology Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

e.	The information in the first paragraph under the heading “Principal Investment Strategies” on page 7 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund will, under normal market conditions, invest its assets primarily in common stocks located in the United States and abroad that the subadviser believes have superior sales and earnings growth potential, but at a reasonable price. It is expected that, under normal market conditions, the Fund will invest at least 80% of its net assets in companies in the technology sectors, including in the semiconductor, semiconductor equipment, hardware, software, information technology services, communications equipment, social media, medical technology, healthcare, financial technology, and interactive media sectors, and may invest in other sectors if determined by the Fund’s subadviser to be in the Fund’s best interests. The Fund may also invest up to 25% of its net assets in U.S. dollar denominated stocks of foreign companies located in both developed and emerging markets.

f.	“Environmental, Social and Governance investing risk” under the heading “Principal Risks” beginning on page 7 of the Prospectus is deleted in its entirety and replaced with the following:
ESG integration risk– — the Fund’s subadviser may employ an investment process that may integrate ESG factors with traditional financial factors. The relevance and weightings of specific ESG factors to or within the investment process varies across asset classes, sectors and strategies and no one factor or consideration is determinative. When integrating ESG factors into the investment process, the subadviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data.